UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1:	Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund
Schedule of Investments
February 28, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.3%)

Allegheny County PA Higher Educ. Auth. Rev. (Washington & Jefferson College) VRDO	3.270	3/7/2006 LOC	9,940	9,940
Allegheny County PA Higher Educ. Building Auth. (Carnegie Mellon Univ.) VRDO	2.930	3/1/2006	10,250	10,250
Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health System) VRDO	3.220	3/7/2006 LOC	7,640	7,640
Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health System) VRDO	3.220	3/7/2006 (1)	11,945	11,945
Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health System) VRDO	3.220	3/7/2006 (1)	12,900	12,900
1 Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center) TOB VRDO	3.210	3/7/2006 (1)	4,995	4,995
Allegheny County PA IDA Rev. (Carnegie Museum of Pittsburgh) VRDO	3.200	3/7/2006 LOC	5,070	5,070
Allegheny County PA IDA Rev. (Western PA School for Blind Children) PUT	2.750	7/1/2006	9,000	9,000
1 Allegheny County PA Sanitation Auth. Sewer Rev. TOB VRDO	3.220	3/7/2006 (1)	30,005	30,005
Beaver County PA IDA PCR (First Energy) VRDO	3.210	3/7/2006 LOC	52,250	52,250
Berks County PA GO VRDO	3.180	3/7/2006 (1)	20,595	20,595
Berks County PA IDA (Lutheran Health Care) VRDO	3.200	3/7/2006 (2)	16,200	16,200
1 Bethlehem PA Area School Dist. GO TOB VRDO	3.220	3/7/2006 (3)	19,800	19,800
Bucks County PA TRAN	4.500	12/28/2006	25,000	25,246
Central Bucks PA School Dist. VRDO	3.230	3/7/2006 (3)	11,070	11,070
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	3.160	3/7/2006	20,000	20,000
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	3.190	3/7/2006	26,070	26,070
Chester County PA IDA Student Housing Rev. VRDO	3.240	3/7/2006 LOC	12,000	12,000
Cumberland County PA Muni. Auth. College Rev. (Dickinson College) PUT	3.200	11/1/2006 LOC	12,330	12,330
Dallastown Area School Dist. York County PA GO VRDO	3.230	3/7/2006 (3)	19,515	19,515
Daniel Boone PA Area School Dist. GO VRDO	3.200	3/7/2006 (2)	9,985	9,985
Dauphin County PA General Auth. Hosp. Rev. (Reading Hosp. & Medical Center) VRDO	3.200	3/7/2006	10,040	10,040
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center) VRDO	3.200	3/7/2006 LOC	17,095	17,095
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center) VRDO	3.320	3/7/2006 LOC	4,200	4,200
Delaware County PA IDA Airport Fac. (United Parcel Service) VRDO	2.910	3/1/2006	20,355	20,355
Delaware County PA IDA PCR (BP Exploration & Oil) VRDO	2.990	3/1/2006	26,475	26,475
Delaware County PA IDA PCR (BP Exploration & Oil) VRDO	2.990	3/1/2006	10,750	10,750
Delaware County PA IDA PCR (PECO) CP	3.100	3/8/2006 LOC	15,500	15,500
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	3.190	3/7/2006	42,600	42,600
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	3.190	3/7/2006	8,375	8,375
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	3.190	3/7/2006	8,235	8,235
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	3.190	3/7/2006	8,595	8,595
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	3.190	3/7/2006	7,640	7,640
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	3.200	3/7/2006	8,700	8,700
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	3.200	3/7/2006	10,000	10,000
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	3.200	3/7/2006	17,000	17,000
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	3.200	3/7/2006	17,600	17,600
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	3.200	3/7/2006	23,005	23,005
Exeter Township PA VRDO	3.200	3/7/2006 (10)	5,000	5,000
Franklin County PA IDA Healthcare Rev. (Chambersburg Hosp.) VRDO	3.280	3/7/2006 (2)	6,200	6,200
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	2.990	3/1/2006	30,850	30,850
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	3.010	3/1/2006	20,700	20,700
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	3.190	3/7/2006	41,000	41,000
Hamburg PA Area School Dist. GO VRDO	3.180	3/7/2006 (4)	17,000	17,000
Lancaster County PA Hosp. Auth. Rev. (Masonic Homes) VRDO	3.200	3/7/2006 LOC	10,100	10,100
Lancaster County PA Hosp. Auth. Rev. (Masonic Homes) VRDO	3.200	3/7/2006 (2)	6,145	6,145
Lancaster PA School Dist. GO	5.375	2/15/2007 (3)(Prere.)	5,590	5,696
Manheim Township PA School Dist. VRDO	3.180	3/7/2006 (4)	12,000	12,000
Manheim Township PA School Dist. VRDO	3.200	3/7/2006 (4)	9,000	9,000
Mercersburg Borough PA General Purpose Auth. (Mercersburg College) VRDO	3.190	3/7/2006 LOC	12,200	12,200
Mercersburg Borough PA General Purpose Auth. (Mercersburg College) VRDO	3.190	3/7/2006 LOC	9,415	9,415
Mercersburg Borough PA General Purpose Auth. (Mercersburg College) VRDO	3.190	3/7/2006 LOC	10,000	10,000
Montgomery County PA IDA PCR (Exelon Generation Co.) CP	2.980	3/8/2006 LOC	37,800	37,800
Montgomery County PA IDA PCR (Exelon Generation Co.) CP	3.030	3/8/2006 LOC	5,000	5,000
North Penn PA Water Auth. Rev. VRDO	3.200	3/7/2006 (3)	24,000	24,000
Northampton County PA General Purpose Auth. Univ. Rev. (Lafayette College)	4.500	11/16/2006	5,000	5,048
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	3.180	3/7/2006	21,035	21,035
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	3.180	3/7/2006	12,880	12,880
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	3.230	3/7/2006	30,600	30,600
Northampton County PA Higher Educ. Auth. Rev. (Lehigh Univ.) VRDO	3.180	3/7/2006	13,585	13,585
Northeastern PA Hosp. & Educ. Auth. Rev. (Wilkes Univ.) VRDO	3.200	3/7/2006 LOC	12,110	12,110
Northeastern PA Hosp. & Educ. Auth. Rev. (Wilkes Univ.) VRDO	3.200	3/7/2006 LOC	4,995	4,995
Owen J. Roberts School Dist. Pennsylvania GO VRDO	3.190	3/7/2006 (4)	46,000	46,000
Parkland PA School Dist. VRDO	3.180	3/7/2006 (4)	10,000	10,000
1 Pennsbury PA School Dist. TOB VRDO	3.210	3/7/2006 (3)	5,095	5,095
Pennsbury PA School Dist. VRDO	3.200	3/7/2006 (4)	12,570	12,570
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Jefferson Health) VRDO	3.170	3/7/2006	20,620	20,620
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Jefferson Health) VRDO	3.180	3/7/2006	20,000	20,000
Pennsylvania GO	5.000	5/1/2006 (4)	10,000	10,037
Pennsylvania GO	5.375	5/15/2006 (3)(Prere.)	3,515	3,583
Pennsylvania GO	5.375	5/15/2006 (3)(Prere.)	14,000	14,272
Pennsylvania GO	5.375	5/15/2006 (3)(Prere.)	5,000	5,099
Pennsylvania GO	5.000	1/1/2007 (1)	9,320	9,454
Pennsylvania GO	5.250	1/1/2007	16,915	17,191
Pennsylvania GO	5.125	3/15/2007 (2)(Prere.)	7,990	8,252
1 Pennsylvania GO TOB VRDO	3.210	3/7/2006 (1)	5,155	5,155
1 Pennsylvania GO TOB VRDO	3.210	3/7/2006	10,650	10,650
1 Pennsylvania GO TOB VRDO	3.210	3/7/2006 (1)	14,775	14,775
1 Pennsylvania GO TOB VRDO	3.210	3/7/2006	9,500	9,500
1 Pennsylvania GO TOB VRDO	3.220	3/7/2006	8,750	8,750
1 Pennsylvania GO TOB VRDO	3.220	3/7/2006 (1)	52,110	52,110
1 Pennsylvania GO TOB VRDO	3.220	3/7/2006 (1)(4)	4,260	4,260
1 Pennsylvania GO TOB VRDO	3.230	3/7/2006 (4)	11,750	11,750
1 Pennsylvania GO TOB VRDO	3.230	3/7/2006 (3)	5,735	5,735
1 Pennsylvania GO TOB VRDO	3.230	3/7/2006 (1)	8,315	8,315
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.230	3/7/2006 (2)	6,900	6,900
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.230	3/7/2006 (2)	34,200	34,200
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.240	3/7/2006 (2)	35,700	35,700
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.260	3/7/2006 (4)	12,900	12,900
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.270	3/7/2006 (4)	43,500	43,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.270	3/7/2006 (2)	27,500	27,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.270	3/7/2006 (2)	13,500	13,500
Pennsylvania Higher Educ. Fac. Auth. Rev. (California Univ. of Pennsylvania) VRDO	3.190	3/7/2006 LOC	38,820	38,820
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	2.990	3/1/2006	16,300	16,300
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	2.990	3/1/2006	10,250	10,250
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	2.990	3/1/2006	24,805	24,805
Pennsylvania Higher Educ. Fac. Auth. Rev. (Cedar Crest College) PUT	4.000	5/1/2006 LOC	2,000	2,002
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	3.180	3/7/2006 LOC	22,500	22,500
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	3.180	3/7/2006 LOC	10,940	10,940
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	3.200	3/7/2006 (1)	25,525	25,525
Pennsylvania Higher Educ. Fac. Auth. Rev. (Philadelphia Univ.) VRDO	3.170	3/7/2006 LOC	4,200	4,200
Pennsylvania Higher Educ. Fac. Auth. Rev. (Rosemont College) PUT	3.200	11/1/2006 LOC	5,800	5,800
1 Pennsylvania Higher Educ. Fac. Auth. Rev. TOB VRDO	3.230	3/7/2006 (10)	4,400	4,400
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	3.190	3/7/2006	31,930	31,930
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	3.220	3/7/2006	41,010	41,010
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	3.220	3/7/2006	15,690	15,690
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	3.220	3/7/2006	25,000	25,000
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	3.220	3/7/2006	23,905	23,905
1 Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.230	3/7/2006	8,545	8,545
1 Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.230	3/7/2006	7,495	7,495
1 Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.250	3/7/2006 (4)	6,920	6,920
1 Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.250	3/7/2006 (4)	30,460	30,460
1 Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.250	3/7/2006	2,395	2,395
1 Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.250	3/7/2006 (4)	5,480	5,480
1 Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.250	3/7/2006	5,970	5,970
Pennsylvania Housing Finance Agency Rev. VRDO	3.190	3/7/2006	35,220	35,220
Pennsylvania Housing Finance Agency Rev. VRDO	3.220	3/7/2006	11,000	11,000
Pennsylvania Housing Finance Agency Rev. VRDO	3.220	3/7/2006	20,000	20,000
Pennsylvania Housing Finance Agency Rev. VRDO	3.220	3/7/2006	15,000	15,000
1 Pennsylvania Intergovernmental Cooperation Auth. Rev. TOB VRDO	3.220	3/7/2006 (3)	6,300	6,300
Pennsylvania State Univ. Rev	5.000	8/15/2006	7,775	7,852
Pennsylvania State Univ. Rev. VRDO	3.180	3/7/2006	4,700	4,700
Pennsylvania State Univ. Rev. VRDO	3.180	3/7/2006	73,275	73,275
1 Pennsylvania Turnpike Comm. Oil Franchise Tax Rev. TOB VRDO	3.220	3/7/2006 (1)	2,590	2,590
1 Pennsylvania Turnpike Comm. Registration Fee Rev. TOB VRDO	3.220	3/7/2006 (4)	27,815	27,815
1 Pennsylvania Turnpike Comm. Registration Fee Rev. TOB VRDO	3.220	3/7/2006 (4)	2,355	2,355
Pennsylvania Turnpike Comm. Rev	3.750	7/15/2006 (4)	4,060	4,074
1 Pennsylvania Turnpike Comm. Rev. TOB VRDO	3.220	3/7/2006 (2)	17,000	17,000
Pennsylvania Turnpike Comm. Rev. VRDO	3.150	3/7/2006	65,720	65,720
Pennsylvania Turnpike Comm. Rev. VRDO	3.180	3/7/2006	32,875	32,875
Pennsylvania Turnpike Comm. Rev. VRDO	3.210	3/7/2006	5,500	5,500
Pennsylvania Turnpike Comm. Rev. VRDO	3.210	3/7/2006	19,460	19,460
Pennsylvania Turnpike Comm. Rev. VRDO	3.210	3/7/2006	8,600	8,600
Philadelphia PA Airport Rev. VRDO	3.220	3/7/2006 (1)	10,000	10,000
Philadelphia PA Airport Rev. VRDO	3.270	3/7/2006 (1)	11,000	11,000
Philadelphia PA Auth. IDR (Institute for Cancer Research) VRDO	3.010	3/1/2006 LOC	3,300	3,300
Philadelphia PA Auth. IDR (PA Academy of Fine Arts) VRDO	3.200	3/7/2006 LOC	11,275	11,275
Philadelphia PA Auth. IDR (Regional Performing Arts Center Project) VRDO	3.160	3/7/2006 LOC	14,200	14,200
1 Philadelphia PA GO TOB VRDO	3.210	3/7/2006 (4)	5,970	5,970
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. REv. (Children's Hosp. of Philadelphia) VRDO	2.990	3/1/2006	12,915	12,915
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.990	3/1/2006	7,800	7,800
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.990	3/1/2006 (1)	6,100	6,100
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.990	3/1/2006	36,050	36,050
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.000	3/1/2006	12,630	12,630
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Wills Eye Hosp.) VRDO	3.200	3/7/2006 LOC	9,755	9,755
1 Philadelphia PA IDA Rev. (Philadelphia Airport System) TOB VRDO	3.260	3/7/2006 (1)	2,000	2,000
1 Philadelphia PA IDA Rev. TOB VRDO	3.210	3/7/2006 (4)	10,275	10,275
1 Philadelphia PA Redev. Auth. Rev. TOB VRDO	3.220	3/7/2006 (3)	18,100	18,100
1 Philadelphia PA School Dist. TOB VRDO	3.210	3/7/2006 (3)	5,995	5,995
1 Philadelphia PA School Dist. TOB VRDO	3.210	3/7/2006 (3)	4,995	4,995
1 Philadelphia PA School Dist. TOB VRDO	3.210	3/7/2006 (3)	6,610	6,610
1 Philadelphia PA School Dist. TOB VRDO	3.210	3/7/2006 (2)	15,320	15,320
1 Philadelphia PA School Dist. TOB VRDO	3.210	3/7/2006 (2)	3,500	3,500
1 Philadelphia PA School Dist. TOB VRDO	3.220	3/7/2006 (2)	17,300	17,300
1 Philadelphia PA School Dist. TOB VRDO	3.230	3/7/2006 (4)	8,825	8,825
1 Philadelphia PA Water & Waste Water Rev. TOB VRDO	3.210	3/7/2006 (4)	7,285	7,285
1 Philadelphia PA Water & Waste Water Rev. TOB VRDO	3.220	3/7/2006 (4)	5,290	5,290
1 Philadelphia PA Water & Waste Water Rev. TOB VRDO	3.220	3/7/2006 (4)	9,900	9,900
1 Philadelphia PA Water & Waste Water Rev. TOB VRDO	3.220	3/7/2006 (4)	17,605	17,605
Philadelphia PA Water & Waste Water Rev. VRDO	3.170	3/7/2006 (2)	11,390	11,390
Philadelphia PA Water & Waste Water Rev. VRDO	3.170	3/7/2006 (4)	1,725	1,725
Philadelphia PA Water & Waste Water Rev. VRDO	3.180	3/7/2006 (4)	38,600	38,600
Pine-Richland School Dist. Pennsylvania GO	5.500	9/1/2006 (4)(Prere.)	3,430	3,471
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.190	3/7/2006 (2)	6,600	6,600
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.190	3/7/2006 (2)	3,955	3,955
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.190	3/7/2006 (2)	2,150	2,150
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.190	3/7/2006 (2)	4,000	4,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.190	3/7/2006 (2)	13,800	13,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.220	3/7/2006 (2)	2,800	2,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.220	3/7/2006 (2)	3,000	3,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.220	3/7/2006 (2)	700	700
1 Seneca Valley PA School Dist. GO TOB VRDO	3.220	3/7/2006 (1)	23,320	23,320
1 Souderton PA School Dist. GO TOB VRDO	3.210	3/7/2006 (3)	9,990	9,990
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.) VRDO	2.910	3/1/2006 (1)	6,600	6,600
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health) VRDO	3.170	3/7/2006 (2)	25,000	25,000
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives) VRDO	3.180	3/7/2006	30,000	30,000
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives) VRDO	3.210	3/7/2006	10,900	10,900
1 State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB PUT	2.850	4/26/2006 (4)	11,655	11,655
1 State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB VRDO	3.220	3/7/2006 (4)	5,895	5,895
1 State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB VRDO	3.220	3/7/2006 (4)	8,150	8,150
1 State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB VRDO	3.230	3/7/2006 (4)	6,965	6,965
Temple Univ. of the Commonwealth System of Higher Educ. Pennsylvania Univ. Funding Obligation	4.000	4/28/2006	38,000	38,073
1 Tredyffrin-Easttown PA School Dist. GO TOB VRDO	3.210	3/7/2006	8,225	8,225
Union County PA Higher Educ. Auth. Rev. (Bucknell Univ.) VRDO	3.180	3/7/2006	6,975	6,975
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRD	3.150	3/7/2006	11,200	11,200
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRD	3.170	3/7/2006	9,400	9,400
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRD	3.170	3/7/2006	3,800	3,800
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRD	3.170	3/7/2006	8,400	8,400
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRD	3.170	3/7/2006	8,000	8,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRD	3.170	3/7/2006	12,900	12,900
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRD	3.170	3/7/2006	13,600	13,600
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRD	3.170	3/7/2006	4,700	4,700
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRD	3.170	3/7/2006	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRD	3.170	3/7/2006	10,000	10,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRD	3.180	3/7/2006	24,230	24,230
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRD	3.180	3/7/2006	24,650	24,650
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania Asset Notes	4.000	8/11/2006	50,000	50,286
Westmoreland County PA IDA Rev. (Excela Project) VRDO	3.190	3/7/2006 LOC	3,255	3,255
1 Westmoreland County PA Muni. Auth. Service Water Rev. TOB VRDO	3.220	3/7/2006 (4)	3,090	3,090
York County PA IDA (PECO) CP	3.100	3/8/2006 LOC	16,440	16,440
York County PA TRAN	4.000	6/30/2006	5,000	5,014
Outside Pennsylvania:
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.170	3/7/2006 (1)	8,190	8,190
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.200	3/7/2006 (1)	9,985	9,985
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.210	3/7/2006 (10)	12,555	12,555
1 Puerto Rico Govt. Dev. Bank CP	3.250	7/24/2006 LOC	5,000	5,000
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.170	3/7/2006 (1)	7,740	7,740
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.190	3/7/2006 (1)	3,450	3,450
Puerto Rico Ind. Medical & Environmental Fac. Fin. Auth. PUT	3.550	3/1/2007	6,000	6,003
1 Puerto Rico Public Buildings Auth. Govt. Fac. Rev. TOB VRDO	3.190	3/7/2006 (10)	6,290	6,290
1 Puerto Rico Public Finance Corp. TOB VRDO	3.170	3/7/2006 (2)	7,015	7,015
1 Puerto Rico Public Finance Corp. TOB VRDO	3.190	3/7/2006 (11)	11,351	11,351
1 Puerto Rico Public Finance Corp. TOB VRDO	3.210	3/7/2006 (1)(2)	5,010	5,010
1 Puerto Rico Public Finance Corp. TOB VRDO	3.240	3/7/2006 LOC	11,995	11,995
Puerto Rico TRAN	4.500	7/28/2006 LOC	17,000	17,087

Total Municipal Bonds
(Cost $3,065,951)		3,065,951

Other Assets and Liabilities--Net (0.7%)		20,913

Net Assets (100%)		3,086,864

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of these securities was $623,461,000, representing 20.2% of net assets.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.
LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Schedule of Investments
February 28, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (97.6%)

Abington PA School Dist. GO	5.000	4/1/2032 (4)	5,280	5,581
Adams County PA GO	5.300	5/15/2011 (3)(Prere.)	10,240	11,073
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	6.000	1/1/2014 (3)	4,295	4,619
Allegheny County PA GO	5.750	11/1/2011 (3)	995	1,095
Allegheny County PA GO	5.375	11/1/2012 (1)(Prere.)	3,725	4,104
Allegheny County PA GO	5.375	11/1/2012 (1)(Prere.)	2,880	3,173
Allegheny County PA GO	5.375	11/1/2012 (1)(Prere.)	2,000	2,204
Allegheny County PA GO	5.375	11/1/2012 (1)(Prere.)	2,645	2,914
Allegheny County PA GO	5.500	11/1/2014 (3)	605	657
Allegheny County PA GO	5.375	11/1/2016 (1)	4,100	4,481
Allegheny County PA GO	5.375	11/1/2017 (1)	3,600	3,920
Allegheny County PA GO	0.000	4/1/2010 (1)	2,000	1,721
Allegheny County PA GO	5.250	5/1/2011 (3)(Prere.)	3,000	3,236
Allegheny County PA GO	5.500	5/1/2011 (3)(Prere.)	445	485
Allegheny County PA GO	5.750	5/1/2011 (3)(Prere.)	730	804
Allegheny County PA GO	6.000	7/1/2023 (1)	5,745	6,993
Allegheny County PA Higher Educ. Building Auth. (Carnegie Mellon Univ.)	5.125	3/1/2032	3,000	3,132
Allegheny County PA Hosp. Dev. Auth. Rev. (Catholic Health East)	5.250	11/15/2013 (2)	1,000	1,059
Allegheny County PA Hosp. Dev. Auth. Rev. (Magee Women's Hosp.)	6.000	10/1/2010 (3)	4,235	4,593
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	5.600	4/1/2017 (1)	2,000	2,079
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	6.000	7/1/2026 (1)	4,625	5,698
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	6.000	7/1/2027 (1)	9,325	11,509
Allegheny County PA Port Auth. Rev	6.000	3/1/2009 (1)(Prere.)	2,565	2,772
Allegheny County PA Port Auth. Rev	6.000	3/1/2009 (1)(Prere.)	4,310	4,658
Allegheny County PA Port Auth. Rev	6.250	3/1/2009 (1)(Prere.)	3,740	4,068
Allegheny County PA Port Auth. Rev	5.375	3/1/2012 (3)	4,965	5,399
Allegheny County PA Port Auth. Rev	5.500	3/1/2014 (3)	2,355	2,572
Allegheny County PA Port Auth. Rev	5.500	3/1/2016 (3)	1,500	1,639
Allegheny County PA Port Auth. Rev	5.500	3/1/2017 (3)	2,750	2,988
Allegheny County PA Sanitation Auth. Sewer Rev	5.500	12/1/2010 (1)(Prere.)	11,880	12,906
Allegheny County PA Sanitation Auth. Sewer Rev	6.000	12/1/2010 (1)	1,500	1,659
Allegheny County PA Sanitation Auth. Sewer Rev	6.000	12/1/2011 (1)	1,490	1,658
Allegheny County PA Sanitation Auth. Sewer Rev	5.750	12/1/2012 (1)	1,180	1,301
Allegheny County PA Sanitation Auth. Sewer Rev	5.375	12/1/2016 (1)	3,545	3,882
Allegheny County PA Sanitation Auth. Sewer Rev	5.500	12/1/2016 (3)(ETM)	11,295	11,515
Allegheny County PA Sanitation Auth. Sewer Rev	5.375	12/1/2018 (1)	15,000	16,331
Allegheny County PA Sanitation Auth. Sewer Rev	5.500	12/1/2030 (1)	2,150	2,321
Annville Cleona PA School Dist	6.000	3/1/2028 (4)	1,500	1,745
Annville Cleona PA School Dist	6.000	3/1/2031 (4)	1,975	2,289
Berks County PA GO	0.000	11/15/2013 (3)	7,250	5,345
Berks County PA GO	0.000	11/15/2014 (3)	8,615	6,066
Berks County PA GO	0.000	11/15/2015 (3)	6,250	4,199
Berks County PA Hosp. Rev. (Reading Hosp.)	5.700	10/1/2014 (1)	4,500	5,062
Bethlehem PA Area School Dist	5.375	3/15/2012 (3)(Prere.)	7,500	8,210
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	5.500	7/1/2016 (2)	4,480	4,968
Bristol Borough PA School Dist. GO	5.250	3/1/2025 (4)	3,635	3,970
Bucks County PA IDA (Pennswood Village Project)	6.000	10/1/2034	2,600	2,769
Bucks County PA IDA Solid Waste Rev. (Waste Management Project) PUT	4.900	2/1/2008	6,400	6,480
Carlisle PA Area School Dist. GO	5.375	3/1/2012 (1)(Prere.)	1,550	1,696
Carlisle PA Area School Dist. GO	5.375	3/1/2012 (1)(Prere.)	1,635	1,789
Carlisle PA Area School Dist. GO	5.375	3/1/2012 (1)(Prere.)	1,725	1,887
Carlisle PA Area School Dist. GO	5.375	3/1/2012 (1)(Prere.)	1,820	1,991
Catholic Health East Pennsylvania Health Systems Rev	5.500	11/15/2024	1,400	1,504
Catholic Health East Pennsylvania Health Systems Rev	5.375	11/15/2034	3,000	3,190
Central Bucks PA School Dist	5.500	5/15/2015 (3)	5,540	6,079
Central Bucks PA School Dist	5.500	5/15/2017 (3)	3,785	4,131
Central Bucks PA School Dist	5.500	5/15/2018 (3)	2,400	2,620
Central Bucks PA School Dist	5.500	5/15/2019 (3)	1,500	1,637
Chester County PA GO	5.000	11/15/2023	13,355	14,248
Chester County PA GO	5.000	11/15/2024	8,000	8,516
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System)	5.125	5/15/2018 (2)	12,445	12,909
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System)	5.250	5/15/2022 (2)	36,580	38,007
Chester County PA School Auth. Rev	5.000	4/1/2023 (2)	2,670	2,837
Chester County PA School Auth. Rev	5.000	4/1/2024 (2)	1,000	1,060
Chester County PA School Auth. Rev	5.000	4/1/2026 (2)	1,575	1,665
Coatesville PA School Dist. GO	5.250	8/15/2020 (4)	6,645	7,349
Commonwealth Financing Auth. Pennsylvania Rev	5.250	6/1/2023 (1)	13,535	14,855
Cumberland County PA Muni. Auth. College Rev. (Dickinson College)	5.500	11/1/2030 (2)	3,230	3,457
Dauphin County PA General Auth. Hosp. Rev. (West Pennsylvania Hosp.)	5.500	7/1/2013 (1)(ETM)	5,000	5,414
Delaware County PA Auth. Rev. (Catholic Health East)	5.250	11/15/2012 (2)	3,300	3,494
Delaware County PA Auth. Rev. (Catholic Health East)	5.250	11/15/2013 (2)	4,665	4,939
Delaware County PA Auth. Univ. Rev. (Villanova Univ.)	5.000	8/1/2024 (1)	4,000	4,256
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center)	5.300	12/1/2027	8,905	8,977
Delaware County PA Hosp. Auth. Rev. (Delaware County Memorial Hosp.)	5.500	8/15/2013 (1)	12,000	12,258
Delaware County PA IDA Airport Fac. (United Parcel Service) VRDO	2.910	3/1/2006	3,900	3,900
Delaware County PA IDA Rev. (Suburban Water Co. Project)	5.150	9/1/2032 (2)	5,500	5,732
Delaware County PA Regional Water Quality Control Auth. Rev	5.500	5/1/2014 (3)	2,405	2,626
Delaware County PA Regional Water Quality Control Auth. Rev	5.500	5/1/2016 (3)	2,685	2,934
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.250	7/1/2019 (1)	1,645	1,813
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.500	7/1/2019 (1)	4,835	5,644
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.250	7/1/2020 (1)	1,735	1,910
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.500	7/1/2020 (1)	5,105	6,020
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.250	7/1/2021 (1)	1,825	2,007
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.250	7/1/2022 (1)	1,920	2,112
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.250	7/1/2023 (1)	2,020	2,220
Delaware River Port Auth. Pennsylvania & New Jersey Rev	5.700	1/1/2023 (4)	8,345	8,951
Erie County PA GO	5.000	9/1/2025 (3)	5,525	5,882
Erie PA School Dist. GO	0.000	5/1/2016 (1)(ETM)	3,175	2,084
Erie PA School Dist. GO	0.000	9/1/2010 (4)	5,665	4,794
Erie PA School Dist. GO	5.800	9/1/2010 (2)(Prere.)	4,500	4,921
Erie PA School Dist. GO	0.000	9/1/2011 (4)	5,780	4,697
Erie PA School Dist. GO	0.000	9/1/2018 (4)	830	485
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	3.190	3/7/2006	14,500	14,500
Hazleton PA Area School Dist. GO	5.500	3/1/2011 (3)	3,740	4,027
Hazleton PA Area School Dist. GO	5.750	3/1/2012 (3)	1,420	1,560
Hazleton PA Area School Dist. GO	6.000	3/1/2016 (3)	18,245	19,856
Hazleton PA Area School Dist. GO	0.000	3/1/2017 (3)	4,425	2,779
Hazleton PA Area School Dist. GO	0.000	3/1/2022 (3)	5,265	2,607
Lake Lehman PA School Dist. GO	0.000	4/1/2014 (1)	1,290	931
Lake Lehman PA School Dist. GO	0.000	4/1/2015 (1)	1,295	892
Lake Lehman PA School Dist. GO	0.000	4/1/2016 (1)	1,310	860
Lake Lehman PA School Dist. GO	0.000	4/1/2017 (1)	1,315	821
Lake Lehman PA School Dist. GO	0.000	4/1/2018 (1)	1,000	596
Lancaster County PA GO	5.500	11/1/2016 (3)	1,025	1,122
Lancaster County PA GO	5.500	11/1/2017 (3)	1,060	1,156
Lancaster County PA GO	5.500	11/1/2018 (3)	1,120	1,222
Lancaster County PA GO	5.500	11/1/2019 (3)	1,175	1,282
Lancaster County PA GO	6.250	5/1/2010 (3)(Prere.)	4,370	4,827
Lancaster County PA GO	6.250	5/1/2010 (3)(Prere.)	4,605	5,086
Lancaster County PA Hosp. Auth. Rev. (Willow Valley Retirement Project)	5.875	6/1/2021	1,000	1,066
Lancaster County PA Hosp. Auth. Rev. (Willow Valley Retirement Project)	5.875	6/1/2031	6,000	6,331
Latrobe PA IDA (Saint Vincent College)	5.600	5/1/2021	1,635	1,728
Latrobe PA IDA (Saint Vincent College)	5.700	5/1/2031	2,165	2,277
Lebanon County Health Fac. Auth. Rev. (Good Samaritan)	6.000	11/15/2035	10,500	11,323
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	5.375	7/1/2014 (4)	900	968
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	7.000	7/1/2016 (1)	4,415	5,290
Lehigh County PA General Purpose Hosp. Auth. Rev. (St. Luke's Hosp.) VRDO	2.930	3/1/2006 LOC	2,145	2,145
Luzerne County PA GO	0.000	11/15/2016 (1)	2,360	1,409
Luzerne County PA GO	0.000	11/15/2017 (1)	2,390	1,332
Luzerne County PA GO	5.250	12/15/2021 (3)	5,320	6,053
McKeesport PA Area School Dist. GO	0.000	10/1/2006 (1)	2,015	1,975
McKeesport PA Area School Dist. GO	0.000	10/1/2007 (1)	2,080	1,967
McKeesport PA Area School Dist. GO	0.000	10/1/2008 (1)	2,270	2,070
McKeesport PA Area School Dist. GO	0.000	10/1/2009 (1)	2,020	1,774
McKeesport PA Area School Dist. GO	0.000	10/1/2010 (1)	1,840	1,552
McKeesport PA Area School Dist. GO	0.000	10/1/2011 (1)	1,835	1,486
McKeesport PA Area School Dist. GO	0.000	10/1/2014 (1)	2,040	1,441
McKeesport PA Area School Dist. GO	0.000	10/1/2015 (1)	2,040	1,375
McKeesport PA Area School Dist. GO	0.000	10/1/2016 (1)	4,655	2,987
McKeesport PA Area School Dist. GO	0.000	10/1/2018 (2)(ETM)	425	249
McKeesport PA Area School Dist. GO	0.000	10/1/2018 (2)	2,650	1,548
McKeesport PA Area School Dist. GO	0.000	10/1/2024 (2)(ETM)	2,480	1,088
McKeesport PA Area School Dist. GO	0.000	10/1/2024 (2)	520	228
McKeesport PA Area School Dist. GO	0.000	10/1/2028 (2)	2,340	847
Montgomery County PA GO	5.375	10/15/2025	7,930	8,012
Montgomery County PA GO	5.000	7/15/2019	8,800	9,178
Montgomery County PA Higher Educ. & Health Auth. Rev. (Catholic Health East)	5.375	11/15/2034	2,175	2,289
Montgomery County PA Higher Educ. & Health Auth. Rev. (Holy Redeemer)	5.250	1/1/2036	17,500	17,420
Mount Lebanon PA Hosp. Dev. Auth. Rev. (St. Clair Memorial Hosp.)	6.250	7/1/2006 (3)	2,530	2,555
Neshaminy PA School Dist. GO	5.700	2/15/2014 (3)	8,795	9,063
North Hills PA School Dist. GO	5.250	11/15/2007 (3)(Prere.)	7,440	7,668
North Hills PA School Dist. GO	5.250	12/15/2029 (4)	5,030	5,480
North Pocono PA School Dist. GO	5.000	3/15/2026 (3)	4,035	4,290
Northeastern PA Hosp. & Educ. Health Rev. (Wyoming Valley Health)	5.250	1/1/2016 (2)	5,910	6,103
Northeastern PA Hosp. & Educ. Health Rev. (Wyoming Valley Health)	5.250	1/1/2026 (2)	2,850	2,938
Owen J. Roberts School Dist. Pennsylvania GO	5.375	5/15/2007 (1)(Prere.)	1,635	1,673
Owen J. Roberts School Dist. Pennsylvania GO	5.500	8/15/2017 (4)	1,495	1,637
Parkland PA School Dist. GO	5.375	9/1/2015 (3)	3,050	3,416
Parkland PA School Dist. GO	5.375	9/1/2016 (3)	2,000	2,251
Pennsbury PA School Dist. GO	5.250	8/1/2024 (4)	9,135	9,990
Pennsylvania Convention Center Auth. Rev	6.700	9/1/2016 (3)(ETM)	25,150	29,804
Pennsylvania Convention Center Auth. Rev	6.000	9/1/2019 (3)(ETM)	14,275	17,085
Pennsylvania GO	5.000	1/1/2026	40,450	43,135
Pennsylvania GO	6.000	1/15/2011	3,000	3,289
Pennsylvania GO	5.750	10/1/2009 (3)(Prere.)	19,850	21,527
Pennsylvania GO	5.250	10/15/2010 (Prere.)	11,300	12,213
Pennsylvania GO	5.250	10/15/2010 (Prere.)	8,850	9,565
Pennsylvania GO	5.250	10/15/2011	11,200	12,077
Pennsylvania GO	5.250	2/1/2014 (1)	20,000	22,050
Pennsylvania GO	5.375	7/1/2021	26,785	30,943
Pennsylvania Higher Educ. Assistance Agency Rev	6.125	12/15/2010 (1)(Prere.)	2,000	2,225
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.230	3/7/2006 (2)	4,100	4,100
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875	11/15/2016 (1)	19,900	20,633
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875	11/15/2021 (1)	3,040	3,150
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875	11/15/2021 (1)	6,505	6,745
Pennsylvania Higher Educ. Fac. Auth. Rev	5.500	6/15/2017 (2)	935	1,001
Pennsylvania Higher Educ. Fac. Auth. Rev	5.625	6/15/2019 (2)	1,160	1,248
Pennsylvania Higher Educ. Fac. Auth. Rev. (Bryn Mawr College)	5.250	12/1/2012 (2)	11,120	12,152
Pennsylvania Higher Educ. Fac. Auth. Rev. (Bryn Mawr College)	5.625	12/1/2014 (1)	2,200	2,298
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	2.990	3/1/2006	1,330	1,330
Pennsylvania Higher Educ. Fac. Auth. Rev. (Philadelphia Univ.)	5.125	6/1/2025	3,500	3,543
Pennsylvania Higher Educ. Fac. Auth. Rev. (Philadelphia Univ.)	5.250	6/1/2032	4,000	4,057
Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.)	5.250	4/1/2011 (1)	3,545	3,698
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania)	5.000	7/15/2038	15,625	16,449
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.250	1/15/2016	3,120	3,453
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.000	1/15/2022	5,000	5,466
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.000	1/15/2031	5,000	5,466
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000	7/15/2020	2,360	2,459
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000	7/15/2026	1,200	1,238
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000	7/15/2031	1,605	1,641
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.400	7/15/2036	3,000	3,158
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000	7/15/2039	3,000	3,058
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.000	5/1/2011 LOC	9,410	9,793
Pennsylvania Housing Finance Agency Rev	5.400	10/1/2024	2,730	2,750
Pennsylvania Housing Finance Agency Rev	5.350	10/1/2031	13,000	13,278
Pennsylvania Housing Finance Agency Rev	5.250	4/1/2021	5,000	5,152
Pennsylvania IDA Auth. Rev. (Econ. Dev.)	5.500	7/1/2016 (2)	14,865	16,424
Pennsylvania IDA Auth. Rev. (Econ. Dev.)	5.500	7/1/2017 (2)	7,000	7,707
Pennsylvania IDA Auth. Rev. (Econ. Dev.)	5.500	7/1/2018 (2)	7,630	8,401
Pennsylvania IDA Auth. Rev. (Econ. Dev.)	5.500	7/1/2019 (2)	6,340	6,981
Pennsylvania IDA Auth. Rev. (Econ. Dev.)	5.500	7/1/2020 (2)	4,495	4,949
Pennsylvania IDA Auth. Rev. (Econ. Dev.)	5.500	7/1/2021 (2)	8,130	8,937
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.250	6/15/2017 (3)	7,830	8,210
Pennsylvania State Univ. Rev	5.000	9/1/2024	10,625	11,267
Pennsylvania State Univ. Rev	5.000	9/1/2024	3,000	3,199
Pennsylvania State Univ. Rev	5.000	9/1/2029	7,625	8,035
Pennsylvania State Univ. Rev	5.000	9/1/2034	16,700	17,550
Pennsylvania State Univ. Rev	5.000	9/1/2035	7,000	7,385
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.125	12/1/2016 (2)(ETM)	995	1,045
Pennsylvania Turnpike Comm. Rev	5.500	12/1/2031 (2)	17,610	19,558
Pennsylvania Turnpike Comm. Rev	5.250	12/1/2032 (2)	15,000	16,258
Pennsylvania Turnpike Comm. Rev	5.625	6/1/2012 (3)	9,000	9,921
Pennsylvania Turnpike Comm. Rev	5.375	7/15/2011 (2)(Prere.)	7,550	8,269
Pennsylvania Turnpike Comm. Rev	5.375	7/15/2011 (2)(Prere.)	1,505	1,648
Pennsylvania Turnpike Comm. Rev	5.375	7/15/2011 (2)(Prere.)	2,500	2,738
Pennsylvania Turnpike Comm. Rev	5.375	7/15/2011 (2)(Prere.)	6,370	6,977
Pennsylvania Turnpike Comm. Rev	5.375	7/15/2011 (2)(Prere.)	1,000	1,095
Pennsylvania Turnpike Comm. Rev	5.500	7/15/2011 (2)(Prere.)	12,010	13,227
Pennsylvania Turnpike Comm. Rev	5.250	7/15/2027 (4)	4,000	4,607
Pennsylvania Turnpike Comm. Rev	5.250	7/15/2028 (4)	9,375	10,824
Pennsylvania Turnpike Comm. Rev	5.250	7/15/2030 (4)	10,925	12,628
Philadelphia PA Airport Parking Auth	5.125	2/15/2024 (2)	1,045	1,092
Philadelphia PA Airport Parking Auth	5.400	9/1/2011 (2)	4,520	4,671
Philadelphia PA Airport Parking Auth	5.400	9/1/2012 (2)	5,990	6,190
Philadelphia PA Airport Parking Auth	5.400	9/1/2015 (2)	6,350	6,567
Philadelphia PA Airport Parking Auth	5.500	9/1/2018 (2)	4,250	4,407
Philadelphia PA Airport Parking Auth	5.250	9/1/2029 (4)	3,530	3,718
Philadelphia PA Gas Works Rev	5.250	7/1/2011 (4)	3,965	4,105
Philadelphia PA Gas Works Rev	5.375	7/1/2012 (4)	4,000	4,152
Philadelphia PA Gas Works Rev	5.375	7/1/2014 (4)	4,310	4,474
Philadelphia PA Gas Works Rev	5.375	7/1/2016 (4)	13,280	14,742
Philadelphia PA Gas Works Rev	5.375	7/1/2018 (4)	11,555	12,970
Philadelphia PA GO	6.000	11/15/2010 (3)	1,065	1,078
Philadelphia PA GO	6.000	11/15/2011 (3)	1,145	1,159
Philadelphia PA GO	6.000	11/15/2012 (3)	1,270	1,285
Philadelphia PA GO	6.000	11/15/2013 (3)	715	724
Philadelphia PA GO	5.250	3/15/2014 (4)	1,750	1,848
Philadelphia PA GO	5.250	3/15/2015 (4)	2,600	2,745
Philadelphia PA GO	5.250	9/15/2014 (4)	7,460	7,981
Philadelphia PA GO	5.250	9/15/2015 (4)	4,775	5,108
Philadelphia PA GO	5.250	9/15/2017 (4)	9,155	9,742
Philadelphia PA GO	5.250	9/15/2018 (4)	2,135	2,272
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.990	3/1/2006	7,375	7,375
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.990	3/1/2006 (1)	1,100	1,100
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.990	3/1/2006 (1)	4,300	4,300
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.990	3/1/2006	6,000	6,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.000	3/1/2006	850	850
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Jefferson Health System)	5.125	5/15/2018 (2)	5,700	5,913
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750	6/15/2010 (3)	4,440	4,636
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.375	6/15/2012 (3)	1,000	1,049
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500	6/15/2013 (3)	1,030	1,108
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500	6/15/2014 (3)	1,090	1,172
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250	6/15/2015 (3)	5,695	5,915
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500	6/15/2015 (3)	1,150	1,233
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500	6/15/2016 (3)	1,210	1,298
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500	6/15/2017 (3)	1,280	1,373
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500	6/15/2018 (3)	1,350	1,448
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500	7/1/2012 (3)	5,505	5,973
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.375	7/1/2013 (3)	10,000	10,402
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500	7/1/2013 (3)	5,825	6,294
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500	7/1/2014 (3)	6,155	6,605
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500	7/1/2015 (3)	6,435	6,918
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500	7/1/2016 (3)	5,000	5,375
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500	7/1/2018 (3)	4,000	4,300
Philadelphia PA Redev. Auth. Rev	5.500	4/15/2015 (3)	3,000	3,271
Philadelphia PA Redev. Auth. Rev	5.500	4/15/2017 (3)	2,255	2,451
Philadelphia PA Redev. Auth. Rev	5.500	4/15/2019 (3)	2,815	3,060
Philadelphia PA Redev. Auth. Rev	5.500	4/15/2020 (3)	2,000	2,174
Philadelphia PA Redev. Auth. Rev	5.500	4/15/2022 (3)	5,275	5,726
Philadelphia PA School Dist. GO	5.750	2/1/2011 (4)(Prere.)	7,420	8,147
Philadelphia PA School Dist. GO	5.750	2/1/2011 (4)(Prere.)	6,415	7,043
Philadelphia PA School Dist. GO	5.250	2/1/2012 (4)	1,000	1,082
Philadelphia PA School Dist. GO	5.500	2/1/2012 (4)(Prere.)	1,800	1,980
Philadelphia PA School Dist. GO	5.500	2/1/2012 (4)(Prere.)	2,500	2,750
Philadelphia PA School Dist. GO	5.500	2/1/2012 (4)(Prere.)	2,000	2,200
Philadelphia PA School Dist. GO	5.500	2/1/2012 (4)(Prere.)	2,000	2,200
Philadelphia PA School Dist. GO	5.500	2/1/2012 (4)(Prere.)	1,000	1,100
Philadelphia PA School Dist. GO	5.500	2/1/2012 (4)(Prere.)	6,200	6,819
Philadelphia PA School Dist. GO	5.375	4/1/2007 (2)(Prere.)	1,490	1,522
Philadelphia PA School Dist. GO	5.250	4/1/2009 (1)(Prere.)	3,000	3,155
Philadelphia PA School Dist. GO	5.625	8/1/2012 (3)(Prere.)	1,000	1,113
Philadelphia PA School Dist. GO	5.625	8/1/2012 (3)(Prere.)	6,500	7,236
Philadelphia PA School Dist. GO	5.625	8/1/2012 (3)(Prere.)	6,000	6,679
Philadelphia PA School Dist. GO	5.625	8/1/2012 (3)(Prere.)	1,000	1,113
Philadelphia PA Water & Waste Water Rev	5.250	11/1/2016 (3)	5,040	5,472
Philadelphia PA Water & Waste Water Rev	5.250	11/1/2017 (3)	5,460	5,906
Philadelphia PA Water & Waste Water Rev	5.375	11/1/2019 (3)	4,155	4,525
Philadelphia PA Water & Waste Water Rev	5.250	12/15/2014 (2)	7,100	7,791
Philadelphia PA Water & Waste Water Rev	7.000	6/15/2010 (3)	33,865	38,394
Philadelphia PA Water & Waste Water Rev	7.000	6/15/2011 (3)	35,685	41,343
Philadelphia PA Water & Waste Water Rev	6.250	8/1/2011 (1)	3,750	4,227
Philadelphia PA Water & Waste Water Rev	5.600	8/1/2018 (1)(ETM)	925	1,012
Pittsburgh PA GO	5.750	9/1/2009 (3)(Prere.)	4,505	4,820
Pittsburgh PA GO	6.000	9/1/2009 (3)(Prere.)	4,450	4,798
Pittsburgh PA GO	5.500	9/1/2013 (2)	10,965	11,933
Pittsburgh PA GO	5.125	9/1/2014 (3)	8,435	8,690
Pittsburgh PA GO	5.500	9/1/2014 (2)	12,000	13,059
Pittsburgh PA GO	5.125	9/1/2015 (3)	6,395	6,568
Pittsburgh PA GO	5.500	9/1/2015 (2)	4,140	4,532
Pittsburgh PA GO	5.250	9/1/2017 (3)	4,980	5,134
Pittsburgh PA School Dist. GO	5.250	3/1/2008 (3)(Prere.)	7,000	7,246
Pittsburgh PA School Dist. GO	5.250	3/1/2008 (3)(Prere.)	5,200	5,383
Pittsburgh PA School Dist. GO	5.350	3/1/2008 (3)(Prere.)	3,510	3,640
Pittsburgh PA School Dist. GO	0.000	8/1/2009 (2)	4,000	3,536
Pittsburgh PA School Dist. GO	5.500	9/1/2009 (4)(Prere.)	2,680	2,857
Pittsburgh PA School Dist. GO	5.500	9/1/2009 (4)(Prere.)	2,985	3,182
Pittsburgh PA School Dist. GO	5.375	9/1/2014 (4)	1,755	1,945
Pittsburgh PA School Dist. GO	5.500	9/1/2016 (4)	4,000	4,529
Pittsburgh PA School Dist. GO	5.500	9/1/2018 (4)	2,880	3,305
1 Pittsburgh PA Water & Sewer Auth. Rev	7.250	9/1/2014 (3)(ETM)	23,405	26,969
Pittsburgh PA Water & Sewer Auth. Rev	0.000	9/1/2027 (3)	12,765	4,820
Pittsburgh PA Water & Sewer Auth. Rev	0.000	9/1/2028 (3)	8,965	3,221
Pittsburgh PA Water & Sewer Auth. Rev	0.000	9/1/2029 (3)	31,755	10,852
Radnor Township PA School Dist	5.000	2/15/2035 (4)	2,500	2,635
Reading PA School Dist. GO	0.000	1/15/2015 (3)	9,260	6,124
Reading PA School Dist. GO	0.000	1/15/2016 (3)	9,270	5,784
Reading PA School Dist. GO	5.000	1/15/2029 (4)	6,120	6,492
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250	12/1/2013	2,000	2,233
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250	12/1/2014	1,925	2,145
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250	12/1/2015	2,045	2,279
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250	12/1/2016	3,225	3,591
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250	12/1/2017	6,640	7,372
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250	12/1/2018	2,500	2,773
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750	12/1/2021	3,000	3,238
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.875	12/1/2031	12,500	13,416
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.190	3/7/2006 (2)	500	500
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.220	3/7/2006 (2)	700	700
Scranton-Lackawanna PA Health & Welfare Auth. Rev. (Mercy Health System)	5.625	1/1/2016 (1)	5,490	5,686
Scranton-Lackawanna PA Health & Welfare Auth. Rev. (Mercy Health System)	5.700	1/1/2023 (1)	9,205	9,541
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.)	5.625	7/1/2010 (6)	2,000	2,093
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.)	5.750	7/1/2018 (6)	7,000	8,058
Southeastern Pennsylvania Transp. Auth. Rev	5.450	3/1/2011 (3)	3,730	3,872
Southeastern Pennsylvania Transp. Auth. Rev	5.375	3/1/2017 (3)	2,500	2,594
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives)	5.375	6/1/2008 (Prere.)	2,525	2,648
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives)	5.375	6/1/2008 (Prere.)	2,340	2,454
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives) VRDO	3.180	3/7/2006	8,400	8,400
Uniontown PA Area School Dist. GO	5.500	10/1/2012 (4)(Prere.)	9,950	11,026
Univ. Area Pennsylvania Joint Auth. Sewer Rev	5.000	11/1/2012 (1)	1,505	1,606
Univ. Area Pennsylvania Joint Auth. Sewer Rev	5.000	11/1/2013 (1)	1,580	1,682
Univ. Area Pennsylvania Joint Auth. Sewer Rev	5.000	11/1/2014 (1)	1,655	1,762
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	5.250	6/1/2017 (3)	6,995	7,278
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRD	3.170	3/7/2006	7,000	7,000
Univ. of Pittsburgh PA Rev	5.500	6/1/2010 (1)	5,285	5,512
Univ. of Pittsburgh PA Rev	5.500	6/1/2014 (1)	11,780	12,287
Warwick PA School Dist. GO	5.375	8/15/2011 (3)(Prere.)	2,435	2,650
Warwick PA School Dist. GO	5.375	8/15/2011 (3)(Prere.)	2,570	2,796
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.250	7/1/2010 (2)	1,750	1,849
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125	7/1/2011 (2)	1,510	1,598
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125	7/1/2011 (2)(ETM)	330	353
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125	7/1/2012 (2)	1,935	2,075
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.250	7/1/2013 (2)	2,035	2,207
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.375	7/1/2014 (2)	1,640	1,803
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.375	7/1/2015 (2)	2,250	2,474
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.500	7/1/2016 (2)	2,375	2,651
West Chester PA Area School Dist	5.000	5/15/2028 (1)	7,480	7,941
West Chester PA Area School Dist	5.000	5/15/2029 (1)	7,855	8,339
West Cornwall Township PA Muni. Auth. College Rev. (Elizabethtown College)	6.000	12/15/2022	2,650	2,835
West Cornwall Township PA Muni. Auth. College Rev. (Elizabethtown College)	6.000	12/15/2027	2,000	2,127
West Jefferson Hills PA School Dist. GO	5.200	8/1/2017 (4)	1,955	2,088
West Jefferson Hills PA School Dist. GO	5.200	8/1/2018 (4)	2,060	2,200
Westmoreland County PA Muni. Auth. Rev	6.125	7/1/2017 (1)(ETM)	8,205	9,483
Westmoreland County PA Muni. Auth. Service Water Rev	0.000	8/15/2015 (3)	5,000	3,391
Westmoreland County PA Muni. Auth. Service Water Rev	0.000	8/15/2023 (1)	5,000	2,306
Westmoreland County PA Muni. Auth. Service Water Rev	0.000	8/15/2024 (3)	4,000	1,758
York County PA	5.000	6/1/2033 (1)	5,000	5,280
York County PA Hosp. Auth. Rev. (York Hosp.)	5.250	7/1/2007 (2)(Prere.)	3,500	3,617
York County PA Hosp. Auth. Rev. (York Hosp.)	5.250	7/1/2007 (2)(Prere.)	8,675	8,964
York County PA Solid Waste & Refuse Auth. Rev	5.500	12/1/2013 (3)	6,750	7,522
York County PA Solid Waste & Refuse Auth. Rev	5.500	12/1/2014 (3)	4,050	4,547
Outside Pennsylvania:
Puerto Rico Electric Power Auth. Rev	5.500	7/1/2020	5,300	6,006
Puerto Rico Electric Power Auth. Rev	5.250	7/1/2021 (1)	5,000	5,687
Puerto Rico Electric Power Auth. Rev	5.250	7/1/2023 (1)	15,500	17,654
Puerto Rico Electric Power Auth. Rev	5.000	7/1/2024 (1)	12,710	13,630
Puerto Rico Electric Power Auth. Rev	5.000	7/1/2025 (1)	5,680	6,082
Puerto Rico Electric Power Auth. Rev	5.000	7/1/2030 (4)	10,900	11,611
Puerto Rico GO	5.500	7/1/2018 (1)	10,000	11,502
Puerto Rico GO	5.500	7/1/2020 (3)	6,000	6,975
Puerto Rico GO	5.500	7/1/2022 (3)	8,960	10,466
Puerto Rico GO	5.500	7/1/2029 (1)	10,000	11,938
Puerto Rico Highway & Transp. Auth. Rev	5.500	7/1/2019 (1)	17,000	19,673
Puerto Rico Highway & Transp. Auth. Rev	5.500	7/1/2020 (1)	14,610	16,983
Puerto Rico Highway & Transp. Auth. Rev	5.500	7/1/2020 (4)	14,155	16,454
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500	7/1/2023 (2)	10,000	11,698
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500	7/1/2025 (2)	15,000	17,674
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500	7/1/2026 (2)	10,000	11,842
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000	7/1/2029 (2)	12,150	4,244
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000	7/1/2030 (3)	14,905	4,962
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000	7/1/2031 (3)	28,695	9,077
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000	7/1/2032 (3)	25,000	7,499
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.750	7/1/2022	5,000	5,832
Puerto Rico Public Finance Corp.	6.000	8/1/2026	10,875	13,088
Puerto Rico Public Finance Corp.	6.000	8/1/2026 (4)(11)	25,000	31,328
Virgin Islands Public Finance Auth. Rev	5.000	10/1/2012	2,000	2,120
Virgin Islands Public Finance Auth. Rev	5.250	10/1/2020	1,750	1,883

Total Municipal Bonds
(Cost $2,155,032)				2,262,784

Other Assets and Liabilities--Net (2.4%)				54,485

Net Assets (100%)				2,317,269

1 Securities with a value of $5,352,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.
LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2006, the cost of investment securities for tax purposes was $2,156,590,000. Net unrealized appreciation of investment securities for tax purposes was $106,194,000, consisting of unrealized gains of $107,861,000 on securities that had risen in value since their purchase and $1,667,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	280	$31,666	$53

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.